Goodwill	12 Months Ended
Mar. 31, 2012
Goodwill
8.	Goodwill

The Company’s goodwill is in respect of its acquisition of India Abroad. The goodwill has been allocated to the US Publishing business, reporting unit.

The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2011 and 2012 were as follows:

	For the year ended March 31,
	2011			2012
	Gross	Accumulated impairment	Net	Gross	Accumulated impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	8,515,168	2,000,000	10,515,168	8,515,168	2,000,000
As at end of the year	10,515,168	8,515,168	2,000,000	10,515,168	8,515,168	2,000,000

On January 1, 2012 the Company performed its annual goodwill impairment test and determined that the fair value of the reporting unit exceeded its carrying amount and therefore goodwill was not impaired.